Other payables and accruals (Tables)	12 Months Ended
Jun. 30, 2013
Other Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and accruals consisted of the following:

	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Other payables to selling shareholders of acquired subsidiaries	950,000	2,013,971	328,147
Accrued social welfare payments	1,201,089	2,031,819	331,055
Accrued salaries	6,271,585	9,009,421	1,467,954
Accrued bonus	2,391,722	3,302,561	538,104
Accrued consultation fee	906,992	673,478	109,733
Accrued audit fee	1,473,552	1,885,074	307,145
Receipts in advance	8,146,138	16,641,463	2,711,484
Deposits for franchise	744,940	644,940	105,084
Other tax payable	2,157,119	2,574,734	419,516
Other payables for acquisitions subsidiaries	1,000,000	800,000	130,348
Deposit received from tenants (current)	356,226	1,315,087	214,274
Rental payable	-	1,304,688	212,580
Others	2,326,029	4,440,078	723,448
	27,925,392	46,637,314	7,598,872